Provisions and Other Contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of other provisions [abstract]
Schedule of Provisions For Post Sales Client Support and Other Provisions	Provision for post sales client support and other provisions:

	(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Post sales client support and other provisions	215	159
	215	159

Summary of Movement in the Provision for Post Sales Client Support

The movement in the provision for post sales client support is as follows:

(Dollars in millions)
Year ended March 31,
2024
Balance at the beginning	159
Translation differences	(1)
Provision recognized / (reversed)	108
Provision utilized	(51)
Balance at the end	215